OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

November 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Variable Account Funds (the "Registrant")
Post-Effective Amendment No. 69 under the Securities Act
and Amendment No. 64 under the Investment Company Act
File Nos. 2-93177; 811-4108
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To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of the Registrant for Oppenheimer Diversified Alternatives Fund/VA, a new series of the Registrant (the "Fund"). This filing constitutes Post-Effective Amendment No. 69 under the Securities Act and Amendment No. 64 under the Investment Company Act (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").

This Amendment is being filed in connection with the registration of the Fund in Amendment No. 68, filed under Rule 485(a) of the Securities Act, solely for the purpose of establishing the Fund as a new series of the Registrant. This Amendment has been tagged to indicate paragraphs that include changes from Post-Effective Amendment No. 68. This filing also includes a copy of a signed Independent Registered Public Accounting Firm’s consent, the opinion of counsel with respect to the issuance of the Fund’s shares, and other non-material changes permitted by Rule 485(b) under the Securities Act. A response to the comments provided by Securities and Exchange Commission (the “Commission”) staff on Amendment No. 68 has been prepared under separate cover and is included with this filing.

Pursuant to Rule 485(b)(4), the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Commission that, to our knowledge, the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). This filing is intended to become effective November 6, 2013, as indicated on the facing page.

The Commission staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards, Esq.
Vice President & Senior Counsel
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-0310
tedwards@ofiglobal.com

Very truly yours,

/s/ Taylor V. Edwards
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Taylor V. Edwards
Vice President & Senior Counsel

Attachments

cc:	Deborah D. Skeens, Esq., SEC
Gloria LaFond